First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 1.6%
Entertainment 0.3%
Gaia, Inc.(a)	278,369	771,082
Playstudios, Inc.(a)	269,796	995,547
Total		1,766,629
Media 1.3%
Criteo SA, ADR(a)	85,718	2,700,546
Innovid Corp.(a)	571,110	805,265
Integral Ad Science Holding Corp.(a)	197,336	2,815,985
Total		6,321,796
Total Communication Services		8,088,425
Consumer Discretionary 13.0%
Auto Components 1.5%
Gentherm, Inc.(a)	36,962	2,233,244
Modine Manufacturing Co.(a)	133,489	3,076,922
Visteon Corp.(a)	13,875	2,176,016
Total		7,486,182
Broadline Retail 0.1%
Redbubble Ltd.(a)	2,432,322	738,716
Distributors 0.1%
Educational Development Corp.(a)	152,932	449,620
Diversified Consumer Services 0.4%
Stride, Inc.(a)	55,623	2,183,203
Hotels, Restaurants & Leisure 0.5%
PlayAGS, Inc.(a)	332,381	2,376,524
Household Durables 4.4%
Cavco Industries, Inc.(a)	9,627	3,058,883
Century Communities, Inc.	49,730	3,178,742
Ethan Allen Interiors, Inc.	54,549	1,497,916
Hamilton Beach Brands Holding Co.	119,489	1,223,567
Legacy Housing Corp.(a)	89,228	2,030,829
Lifetime Brands, Inc.	59,630	350,624
Lovesac Co. (The)(a)	42,694	1,233,857
Meritage Homes Corp.	36,694	4,284,391
Common Stocks (continued)
Issuer	Shares	Value ($)
Tri Pointe Homes, Inc.(a)	151,515	3,836,360
Universal Electronics, Inc.(a)	124,489	1,262,319
Total		21,957,488
Leisure Products 0.7%
Latham Group, Inc.(a)	396,800	1,134,848
Malibu Boats, Inc., Class A(a)	39,763	2,244,621
Total		3,379,469
Specialty Retail 2.7%
1-800-Flowers.com, Inc., Class A(a)	133,879	1,539,609
American Eagle Outfitters, Inc.	169,570	2,279,021
Brilliant Earth Group, Inc., Class A(a)	184,481	721,321
National Vision Holdings, Inc.(a)	88,180	1,661,311
Overstock.com, Inc.(a)	84,840	1,719,707
ThredUp, Inc., Class A(a)	668,831	1,692,142
Urban Outfitters, Inc.(a)	134,488	3,728,007
Total		13,341,118
Textiles, Apparel & Luxury Goods 2.6%
Canada Goose Holdings, Inc.(a)	141,670	2,727,148
Culp, Inc.	91,029	473,351
Fossil Group, Inc.(a)	277,046	886,547
Kontoor Brands, Inc.	63,760	3,085,346
Movado Group, Inc.	64,985	1,869,618
Steven Madden Ltd.	106,664	3,839,904
Total		12,881,914
Total Consumer Discretionary		64,794,234
Consumer Staples 2.7%
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)	68,452	2,828,437
Food Products 1.1%
Fresh Del Monte Produce, Inc.	92,343	2,780,448
Hain Celestial Group, Inc. (The)(a)	150,748	2,585,328
Total		5,365,776
Household Products 0.3%
Oil-Dri Corp of America	37,481	1,559,584
2	Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.7%
Honest Co., Inc. (The)(a)	452,197	813,955
Olaplex Holdings, Inc.(a)	692,980	2,959,024
Total		3,772,979
Total Consumer Staples		13,526,776
Energy 6.3%
Energy Equipment & Services 2.4%
ChampionX Corp.	113,550	3,080,612
Expro Group Holdings NV(a)	155,323	2,851,730
Natural Gas Services Group, Inc.(a)	137,566	1,418,306
Newpark Resources, Inc.(a)	490,813	1,889,630
Pason Systems, Inc.	212,269	1,905,159
Profire Energy, Inc.(a)	656,331	813,850
Total		11,959,287
Oil, Gas & Consumable Fuels 3.9%
CVR Energy, Inc.	106,700	3,497,626
Delek U.S. Holdings, Inc.	106,730	2,449,454
Equitrans Midstream Corp.	575,960	3,329,049
Kinetik Holdings, Inc.	78,218	2,448,223
Murphy Oil Corp.	106,890	3,952,792
Talos Energy, Inc.(a)	171,200	2,540,608
W&T Offshore, Inc.(a)	302,042	1,534,373
Total		19,752,125
Total Energy		31,711,412
Financials 21.9%
Banks 12.2%
Ameris Bancorp	85,506	3,127,809
Bank of Marin Bancorp	46,961	1,027,976
BankUnited, Inc.	130,512	2,946,961
Banner Corp.	58,214	3,165,095
Brookline Bancorp, Inc.	187,345	1,967,122
Capital Bancorp, Inc.	80,427	1,338,305
Capital City Bank Group, Inc.	39,589	1,160,354
Central Pacific Financial Corp.	75,794	1,356,713
Central Valley Community Bancorp	43,616	897,617
Columbia Banking System, Inc.	157,252	3,368,338
Community Trust Bancorp, Inc.	37,926	1,439,292
First BanCorp	234,763	2,680,993
Common Stocks (continued)
Issuer	Shares	Value ($)
First BanCorp	64,246	2,282,018
First Community Corp.	77,802	1,556,040
First Financial Corp.	35,774	1,340,810
Hilltop Holdings, Inc.	107,976	3,203,648
HomeStreet, Inc.	49,219	885,450
Northrim BanCorp, Inc.	56,168	2,650,006
OFG Bancorp	111,218	2,773,777
Plumas Bancorp	31,344	1,067,577
Popular, Inc.	72,898	4,185,074
Provident Financial Holdings, Inc.	75,736	1,032,282
Riverview Bancorp, Inc.	169,480	905,023
Sierra Bancorp	69,159	1,190,918
Southern First Bancshares, Inc.(a)	59,172	1,816,580
Territorial Bancorp, Inc.	65,940	1,273,301
Towne Bank	112,871	3,008,012
UMB Financial Corp.	52,791	3,047,097
Washington Federal, Inc.	91,896	2,767,908
Western New England Bancorp, Inc.	199,822	1,640,539
Total		61,102,635
Capital Markets 0.7%
StoneX Group, Inc.(a)	36,776	3,807,419
Consumer Finance 0.6%
Ezcorp, Inc., Class A(a)	127,717	1,098,366
PROG Holdings, Inc.(a)	72,459	1,723,800
Total		2,822,166
Financial Services 5.5%
Alerus Financial Corp.	73,046	1,172,388
Cass Information Systems, Inc.	37,691	1,632,397
Essent Group Ltd.	118,197	4,733,790
EVERTEC, Inc.	84,160	2,840,400
International Money Express, Inc.(a)	69,226	1,784,646
MGIC Investment Corp.	304,826	4,090,765
NMI Holdings, Inc., Class A(a)	148,275	3,310,981
Payoneer Global, Inc.(a)	469,367	2,947,625
Radian Group, Inc.	236,520	5,227,092
Total		27,740,084

Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.9%
Employers Holdings, Inc.	48,734	2,031,720
Global Indemnity Group LLC	84,202	2,370,286
Horace Mann Educators Corp.	60,385	2,021,690
Mercury General Corp.	79,520	2,523,965
National Western Life Group, Inc., Class A	11,143	2,703,515
ProAssurance Corp.	145,124	2,681,891
Total		14,333,067
Total Financials		109,805,371
Health Care 9.2%
Biotechnology 4.2%
Arcutis Biotherapeutics, Inc.(a)	146,340	1,609,740
Arrowhead Pharmaceuticals, Inc.(a)	59,749	1,517,625
Atara Biotherapeutics, Inc.(a)	270,470	784,363
Insmed, Inc.(a)	139,210	2,373,530
IVERIC bio, Inc.(a)	53,120	1,292,410
Natera, Inc.(a)	65,900	3,658,768
Replimune Group, Inc.(a)	51,793	914,664
Sage Therapeutics, Inc.(a)	87,359	3,665,584
SpringWorks Therapeutics, Inc.(a)	61,886	1,592,946
Travere Therapeutics, Inc.(a)	57,670	1,296,998
uniQure NV(a)	68,780	1,385,229
Zentalis Pharmaceuticals, Inc.(a)	66,670	1,146,724
Total		21,238,581
Health Care Equipment & Supplies 0.3%
Zimvie, Inc.(a)	228,926	1,655,135
Health Care Providers & Services 2.4%
Amedisys, Inc.(a)	33,168	2,439,506
Encompass Health Corp.	69,180	3,742,638
Enhabit, Inc.(a)	193,380	2,689,916
R1 RCM, Inc.(a)	221,440	3,321,600
Total		12,193,660
Life Sciences Tools & Services 0.2%
Codexis, Inc.(a)	196,724	814,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.1%
ANI Pharmaceuticals, Inc.(a)	48,673	1,933,292
Perrigo Co. PLC	125,150	4,489,130
Supernus Pharmaceuticals, Inc.(a)	79,007	2,862,424
Taro Pharmaceutical Industries Ltd.(a)	41,732	1,014,922
Total		10,299,768
Total Health Care		46,201,581
Industrials 18.0%
Aerospace & Defense 1.0%
Moog, Inc., Class A	50,049	5,042,437
Air Freight & Logistics 0.9%
Forward Air Corp.	23,520	2,534,515
Radiant Logistics, Inc.(a)	280,927	1,842,881
Total		4,377,396
Building Products 2.3%
AZEK Co., Inc. (The)(a)	82,567	1,943,627
AZZ, Inc.	64,052	2,641,505
Resideo Technologies, Inc.(a)	137,290	2,509,661
UFP Industries, Inc.	53,826	4,277,552
Total		11,372,345
Commercial Services & Supplies 0.9%
Healthcare Services Group, Inc.	170,737	2,368,122
HNI Corp.	72,695	2,023,829
Total		4,391,951
Construction & Engineering 0.7%
MDU Resources Group, Inc.	111,460	3,397,301
Electrical Equipment 1.3%
Encore Wire Corp.	25,639	4,751,676
Thermon(a)	81,342	2,027,043
Total		6,778,719
Ground Transportation 1.7%
Hertz Global Holdings, Inc.(a)	121,310	1,976,140
Marten Transport Ltd.	131,600	2,757,020
Schneider National, Inc., Class B	147,490	3,945,357
Total		8,678,517

4	Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.6%
CIRCOR International, Inc.(a)	61,024	1,899,067
Gorman-Rupp Co.	53,402	1,335,050
Greenbrier Companies, Inc. (The)	64,928	2,088,734
Hurco Companies, Inc.	75,303	1,906,672
John Bean Technologies Corp.	39,320	4,297,283
LB Foster Co., Class A(a)	73,697	846,042
Manitex International, Inc.(a)	232,493	1,211,288
Miller Industries, Inc.	31,974	1,130,281
Mueller Industries, Inc.	64,222	4,719,032
Standex International Corp.	27,769	3,400,036
Total		22,833,485
Marine Transportation 1.0%
Costamare, Inc.	240,235	2,260,611
Kirby Corp.(a)	38,807	2,704,848
Total		4,965,459
Passenger Airlines 0.6%
JetBlue Airways Corp.(a)	415,120	3,022,074
Professional Services 2.0%
IBEX Holdings Ltd.(a)	72,981	1,780,736
Korn/Ferry International	62,390	3,228,059
MAXIMUS, Inc.	31,600	2,486,920
Red Violet, Inc.(a)	78,497	1,381,547
TaskUS, Inc., Class A(a)	84,070	1,213,971
Total		10,091,233
Trading Companies & Distributors 1.0%
H&E Equipment Services, Inc.	54,150	2,395,055
Textainer Group Holdings Ltd.	90,591	2,908,877
Total		5,303,932
Total Industrials		90,254,849
Information Technology 11.1%
Communications Equipment 1.5%
Applied Optoelectronics, Inc.(a)	332,258	734,290
KVH Industries, Inc.(a)	82,617	940,181
Lumentum Holdings, Inc.(a)	62,980	3,401,550
Netscout Systems, Inc.(a)	91,580	2,623,767
Total		7,699,788
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 5.0%
Airgain, Inc.(a)	142,722	766,417
Bel Fuse, Inc., Class B	57,801	2,172,162
ePlus, Inc.(a)	50,251	2,464,309
FARO Technologies, Inc.(a)	57,337	1,411,064
IPG Photonics Corp.(a)	21,300	2,626,503
Knowles Corp.(a)	183,240	3,115,080
Luna Innovations, Inc.(a)	220,452	1,585,050
OSI Systems, Inc.(a)	35,957	3,680,558
Powerfleet, Inc.(a)	397,733	1,364,224
Vishay Intertechnology, Inc.	184,211	4,166,853
Vishay Precision Group, Inc.(a)	44,006	1,837,690
Total		25,189,910
IT Services 1.4%
DigitalOcean Holdings, Inc.(a)	90,810	3,557,028
Kyndryl Holdings, Inc.(a)	218,157	3,219,997
Total		6,777,025
Semiconductors & Semiconductor Equipment 1.9%
Cohu, Inc.(a)	88,691	3,404,847
MagnaChip Semiconductor Corp.(a)	101,370	940,714
SMART Global Holdings, Inc.(a)	111,240	1,917,778
Synaptics, Inc.(a)	20,380	2,265,237
Valens Semiconductor Ltd.(a)	274,152	874,545
Total		9,403,121
Software 1.0%
Cerence, Inc.(a)	86,885	2,440,600
Cognyte Software Ltd.(a)	184,373	625,024
Mitek Systems, Inc.(a)	113,428	1,087,775
Upland Software, Inc.(a)	185,365	797,069
Total		4,950,468
Technology Hardware, Storage & Peripherals 0.3%
Nano Dimension Ltd., ADR(a)	429,430	1,241,053
Total Information Technology		55,261,365
Materials 8.5%
Chemicals 1.0%
Aspen Aerogels, Inc.(a)	213,780	1,592,661
Tronox Holdings PLC, Class A	242,343	3,484,892
Total		5,077,553

Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 1.8%
Eagle Materials, Inc.	34,169	5,014,301
Summit Materials, Inc., Class A(a)	149,768	4,266,890
Total		9,281,191
Containers & Packaging 0.6%
Greif, Inc., Class A	44,279	2,805,960
Metals & Mining 3.9%
Ampco-Pittsburgh Corp.(a)	241,431	591,506
Capstone Copper Corp.(a)	663,645	2,995,364
Centerra Gold, Inc.	365,950	2,363,850
Copper Mountain Mining Corp.(a)	1,130,523	1,831,924
ERO Copper Corp.(a)	135,171	2,391,372
Ferroglobe PLC(a)	325,696	1,608,938
Olympic Steel, Inc.	33,659	1,757,336
Pan American Silver Corp.	139,160	2,532,712
Torex Gold Resources, Inc.(a)	134,294	2,234,756
Universal Stainless & Alloy Products, Inc.(a)	122,159	1,142,187
Total		19,449,945
Paper & Forest Products 1.2%
Clearwater Paper Corp.(a)	37,394	1,249,707
Glatfelter Corp.	359,103	1,145,539
Louisiana-Pacific Corp.	66,941	3,628,872
Total		6,024,118
Total Materials		42,638,767
Real Estate 5.9%
Diversified REITs 0.5%
American Assets Trust, Inc.	126,862	2,358,365
Hotel & Resort REITs 2.4%
Park Hotels & Resorts, Inc.	201,850	2,494,866
Pebblebrook Hotel Trust	176,494	2,477,976
RLJ Lodging Trust	327,585	3,472,401
Sunstone Hotel Investors, Inc.	368,679	3,642,548
Total		12,087,791
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 0.3%
Hudson Pacific Properties, Inc.	253,130	1,683,314
Real Estate Management & Development 0.4%
Forestar Group, Inc.(a)	138,741	2,158,810
Retail REITs 0.7%
Macerich Co. (The)	324,740	3,442,244
Specialized REITs 1.6%
Outfront Media, Inc.	195,100	3,166,473
PotlatchDeltic Corp.	94,202	4,662,999
Total		7,829,472
Total Real Estate		29,559,996
Utilities 1.0%
Gas Utilities 1.0%
National Fuel Gas Co.	57,285	3,307,636
RGC Resources, Inc.	68,698	1,593,107
Total		4,900,743
Total Utilities		4,900,743
Total Common Stocks (Cost $514,554,552)		496,743,519

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	3,002,687	3,002,087
Total Money Market Funds (Cost $3,002,152)		3,002,087
Total Investments in Securities (Cost: $517,556,704)		499,745,606
Other Assets & Liabilities, Net		767,519
Net Assets		500,513,125

6	Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	17,351	25,745,298	(22,760,497)	(65)	3,002,087	(300)	16,816	3,002,687
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund | First Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7024_12_B01_(05/23)